Earnings per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Net Components of Basic and Diluted Earnings per Share
Net income	$ 36,365	$ 26,527	$ 31,838	$ 27,429	$ 27,852	$ 19,962	$ 23,773	$ 25,707	$ 122,159	$ 97,294	$ 68,472
Weighted average outstanding shares of common stock (B)									49,917	49,033	47,372
Dilutive effect of stock options and restricted stock									452	543	704
Weighted average common stock and common stock equivalents (C)									50,369	49,576	48,076
Basic earnings per share (A/B)	$ 0.73	$ 0.53	$ 0.64	$ 0.55	$ 0.57	$ 0.41	$ 0.49	$ 0.53	$ 2.45	$ 1.98	$ 1.45
Diluted earnings per share (A/C)	$ 0.72	$ 0.53	$ 0.63	$ 0.55	$ 0.56	$ 0.40	$ 0.48	$ 0.52	$ 2.43	$ 1.96	$ 1.42
Potential common shares excluded from the calculation of diluted earnings per share									2	15	124